                          Montgomery Variable Series:
                         International Small Cap Fund

                              SEMI-ANNUAL REPORT
                                 JUNE 30, 1997

                               Invest wisely.sm
                              The Montgomery Fund

MONTGOMERY VARIABLE SERIES: INTERNATIONAL SMALL CAP FUND
PORTFOLIO HIGHLIGHTS
JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

Investment Review

Q: HOW DID THE FUND PERFORM FROM ITS INCEPTION IN SEPTEMBER 1996 THROUGH JUNE 30, 1997?

A: It dramatically outperformed its benchmark, the Salomon Brothers Extended Market (ex-U.S.) Index during that period.

Q:  WHAT FACTORS EXPLAINED THAT OUTPERFORMANCE?

A: The Fund had more exposure than the indices did to the European markets, which were generally quite strong over the period, and less to Japan, which until recently was weak. Many European stock exchanges were driven up by the same kind of economic equilibrium that we have been enjoying in the United States-with low inflation, relatively low interest rates and moderate economic growth. Positive earnings trends there also helped to fuel their rallies. In fact, several continental European markets reached new highs.

    Japan, on the other hand, was depressed for much of the period by sentiment that we believe was overly pessimistic. Although Japan still faces some problems, such as the lingering effects of a banking crisis, we believe that its economy is gaining momentum. And even after its rally this spring, we continue to see exceptional values there, especially among the shares of mid- to small-cap companies.

    Good decisions when it came to individual stocks within both Japan and Europe also helped the Fund to outperform the index. During the second quarter of calendar year 1997, for example, many of our Japanese and European holdings performed even better than their respective markets during their rallies.

Q:  WERE THERE ANY DISAPPOINTMENTS?

A: Yes, there were some, but fortunately most of them proved to be only temporary. In December, for instance, Japanese authorities announced plans to deregulate the country's non-life insurance industry. The initiative caused shares in the sector-including some of the Fund's holdings there-to decline by more than 20% in some instances. Deregulation generally leads to price competition in the industry in which it occurs, so it tends to make investors uncertain about who will emerge as the winners and losers down the road.

    Although that kind of episode can make for some short-term disappointment, it can also create an opportunity for us to invest rather cheaply in companies that we think will carve out a dominant position. After all, deregulation is becoming more commonplace, and we think it's important to approach it constructively. That's one of the reasons why we invest only in companies that have qualities like seasoned management teams, strong cash-generating capabilities, consistently solid earnings growth and dominant market share. We think that these attributes will enable the companies to not only survive in a more competitive environment, but actually thrive in it.

Portfolio Management
----------------------------------------
John D. Boich, CFA
 ..............Senior Portfolio Manager
----------------------------------------
Fund Performance
----------------------------------------
Aggregate total returns for the period
             ended 6/30/97
----------------------------------------
     MONTGOMERY VARIABLE SERIES:
     INTERNATIONAL SMALL CAP FUND
Since inception (9/30/96)...... 20.70%

   SALOMON BROTHERS WORLD EXTENDED
        EX-U.S. MARKET INDEX
Since (9/30/96)....... ..........4.56%
----------------------------------------
Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


                 COMPARISON OF 5-YEAR CUMULATIVE TOTAL RETURN
        AMONG MONTGOMERY VARIABLE SERIES: INTERNATIONAL SMALL CAP FUND
                     S&P 500 INDEX AND S&P FINANCIAL INDEX

                        PERFORMANCE GRAPH APPEARS HERE


Measurement Period        MONTGOMERY VARIABLE SERIES:
(Fiscal Year Covered)     INTERNATIONAL SMALL CAP FUND     S&P
---------------------     ----------------------------     --------
Measurement Pt-09/1996    $100.00                          $   100.00
FYE 10/1996               $101.90                          $ 9,960.72
FYE 11/1996               $110.50                          $10,123.63
FYE 12/1996               $107.23                          $ 9,937.42
FYE 01/1997               $111.65                          $ 9,722.68
FYE 02/1997               $114.47                          $ 9,886.02
FYE 03/1997               $112.26                          $ 9,754.94
FYE 04/1997               $111.55                          $ 9,609.10
FYE 05/1997               $117.48                          $10,244.81
FYE 06/1997               $120.70                          $10,455.97

--------------------
* The Salomon Brothers World Extended ex-U.S. Market Index is a comprehensive float-weighted equity index consisting of every company with an investable market capitalization of over $100 million in 21 countries.

Montgomery Variable Series: International Small Cap Fund
Portfolio Highlights (continued)
June 30, 1997 (unaudited)
-----------------------------------------------------------------------------

Q: THE STRENGTH OF THE U.S. DOLLAR AGAINST THE JAPANESE YEN AND SEVERAL MAJOR EUROPEAN CURRENCIES MADE HEADLINES OVER THE PAST YEAR. HOW DO CURRENCY TRENDS LIKE THIS AFFECT YOUR STRATEGY?

A: Our policy, which is one we share with all of Montgomery's foreign and global stock funds, is not to hedge against currency fluctuations. Hedging is not only difficult to execute well, but can also be expensive at times. We don't entirely ignore the impact of currency relationships, though. When the U.S. dollar strengthens against the currency of a country that we invest in, for example, it can diminish the Fund's returns from that market. But the same trend can also put that country's exporters at an advantage to their U.S. competitors. So in that situation, we may decide to emphasize exporters in that country, so long as their corporate fundamentals meet our investment criteria. That, in fact, is what we did over the past nine months in a number of countries, such as Japan. (The opposite trend--the dollar weakening--likewise has positive and negative repercussions for international investors.)

     So, broadly speaking, we do pay careful attention to macroeconomic trends like this, but bottom-up corporate fundamentals remain our chief focus.

Q:   WHY SHOULD AN INVESTOR CONSIDER THE MONTGOMERY VARIABLE SERIES:
     INTERNATIONAL SMALL CAP FUND RIGHT NOW?

A: First of all, there are many dynamic small companies outside the United States, and most of them haven't yet been discovered by investors. That presents an opportunity for shareholders in the Variable Series:
     International Small Cap Fund to invest in them at attractive prices. In addition, many of the structural changes that have driven up the U.S. market over the past six years are still in their early stages overseas. As we mentioned, deregulation can give innovative small companies a chance to become market leaders. These are just some of the reasons why we're excited about the Fund's prospects.

Montgomery Variable Series: International Small Cap Fund
Portfolio Highlights (continued)
June 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                              TOP FIVE COUNTRIES
                    (as a percentage of total net assets):

               ------------------------------------------------
                Japan.................................  25.4 %
                Germany...............................  12.8
                Great Britain.........................  10.7
                Italy.................................   8.3
                France................................   7.7
               ------------------------------------------------


                               Top Ten Holdings
                    (as a percentage of total net assets):

               ------------------------------------------------
                 Turbon International AG..............   7.0 %
                 Otsuka Kagu Ltd......................   4.6
                 Nissin Company Ltd...................   3.8
                 Azkoyen S.A..........................   3.8
                 Mirai Industry Company, Ltd..........   3.8
                 Mediolanum SpA.......................   3.6
                 Laox.................................   3.3
                 Fuso Lexel Inc.......................   3.2
                 Danzas Holding.......................   3.2
                 Fujitsu Denso........................   3.0
               ------------------------------------------------

Montgomery Variable Series: International Small Cap Fund
Portfolio Investments
June 30, 1997 (unaudited)

COMMON STOCKS-93.4%                                                                 VALUE
     SHARES                                                                        (NOTE 1)
                    AUSTRIA-2.6%
      2,120         Flughafen Wein AG (Airlines)                                   $   89,547
                                                                                   ----------
                    CANADA-0.3%
      5,000         InMedia Presentations, Inc.+ (Software Systems)                     9,052
                                                                                   ----------
                    CHINA/HONG KONG-6.6%
      90,000        Esprit Holdings Ltd. (Retail Trade)                                63,893
     140,000        Four Seas Mercantile Holdings Ltd. (Food and Beverage)             82,222
     104,000        Goldlion Holdings, Ltd., ORD (Apparel and Textiles)                58,059
      10,500        Smartone Telecommunications+(Telephone/Wireless)                   23,854
                                                                                   ----------
                                                                                      228,028
                                                                                   ----------
                    FRANCE-7.7%
         700        Cardif S.A. (Insurance)                                            82,189
       3,200        Coflexip S.A. (Oilfield Equipment)                                 97,000
         420        Europe 1 Communication (Broadcasting/Advertising)                  86,120
                                                                                   ----------
                                                                                      265,309
                                                                                   ----------
                    GERMANY-12.8%
       5,000        Rofin-Sinar Technologies Inc.+ (Machinery and Tools)               95,625
         630        Villeroy & Boch AG (Household Products)                           102,234
       8,000        Turbon International AG+ (Computers and Office Equipment)         243,126
                                                                                   ----------
                                                                                      440,985
                                                                                   ----------
                    GREAT BRITAIN-10.7%
      24,500        Avis Europe PLC+ (Retail Trade)                                    55,692
       4,500        Azlan Group PLC+ (Telephone/Networks)                              41,590
       3,800        Corporate Services Group PLC+ (Business Services)                  11,929
         800        Dr. Solomon's Group PLC, ADR+ (Software Systems)                   20,450
       6,100        Eidos PLC+ (Computers and Office Equipment)                        74,664
      27,100        Firstbus PLC (Railroad)                                            93,870
     120,500        Freepages Group PLC+ (Broadcasting/Advertising)                    73,244
                                                                                   ----------
                                                                                      371,439
                                                                                   ----------
                    ISRAEL-2.7%
       5,500        Matav-Cable Systems Media Ltd.+ (Broadcasting/Advertising)         94,875
                                                                                   ----------
                    ITALY-8.3%
      18,000        Editoriale L'Expresso SpA (Newspapers/Publishing)                  59,933
       1,600        Gucci Group (Retail Trade)                                        103,000
      11,100        Mediolanum SpA (Insurance)                                        125,176
                                                                                   ----------
                                                                                      288,109
                                                                                   ----------
                    JAPAN-25.4%
       1,800        Amway Japan Ltd. (Household Products)                              60,934
         500        Fast Retailing Company Ltd. (Retail Trade)                         16,141
       3,400        Fujitsu Denso (Electrical Equipment)                              104,419
      11,000        Fuso Lexel Inc. (Real Estate).                                    111,329

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: International Small Cap Fund
Portfolio Investments (continued)
June 30, 1997 (unaudited)

COMMON STOCKS-(CONTINUED)                                                            VALUE
     SHARES                                                                         (NOTE 1)
                    JAPAN-(CONTINUED)
       8,000        Laox (Retail Trade)                                            $  112,376
       5,750        Mirai Industry Company, Ltd. (Electronics)                        131,440
       4,400        Nissin Company Ltd. (Diversified Financial Services)              132,443
       2,000        Otsuka Kagu Ltd.+ (Retail Trade)                                  158,269
       4,000        Sugimoto & Company+ (Machinery and Tools)                          50,604
                                                                                   ----------
                                                                                      877,955
                                                                                   ----------
                    NETHERLANDS-1.6%
       3,000        Elsag Bailey Process Automation N.V.+ (Machinery and Tools)        55,125
                                                                                   ----------
                    NORWAY-2.5%
       2,950        Union Bank of Norway (Banks)                                       87,342
                                                                                   ----------

                    SPAIN-3.8%
       1,060        Azkoyen S.A. (Consumer Services)                                  131,646
                                                                                   ----------
                    SWEDEN-5.2%
       6,100        Hemkopskedjan AB+ (Food and Beverage)                              62,691
       4,860        Nobel Biocare AB+ (Medical Products)                               68,482
       3,200        Prosolvia AB+** (Software Systems)                                 49,228
                                                                                   ----------
                                                                                      180,401
                                                                                   ----------
                    SWITZERLAND-3.2%
         560        Danzas Holding+ (Airfreight Couriers)                             109,263
                                                                                   ----------

                    TOTAL COMMON STOCKS (COST $3,137,373)                           3,229,076
                                                                                   ==========
REPURCHASE AGREEMENT-9.4%
(COST $323,000)
PRINCIPAL AMOUNT

    $323,000        Agreement with Nikko Securities Company International Inc.,
                    Tri-Party, 6.200% dated 06/30/97, to be repurchased at
                    $323,056, on 07/01/97, collateralized by $330,948 market
                    value of U.S. Government securities having various maturities
                    and various interest rates.                                       323,000
                                                                                   ----------
TOTAL INVESTMENTS (COST $3,460,373*)                      102.8%                    3,552,076
OTHER ASSETS AND LIABILITIES (NET)                         (2.8)                      (95,578)
                                                       --------                    ----------
NET ASSETS                                                100.0%                   $3,456,498
                                                       ========                    ==========

------------------------------------------
*    Aggregate cost for Federal tax purposes.
** Illiquid Security or Special Situation Security (See Note 6 to Financial Statements).
+    Non-income-producing security.

Abbreviations:
ADR  American Depositary Receipt
ORD  Ordinary

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: International Small Cap Fund
Statement of Assets and Liabilities
June 30, 1997 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $3,460,373)(Note 1)...                   $3,552,076
Cash.......................................................................                          656
Foreign currency (Cost $81)................................................                           30
Forward foreign currency exchange contracts:
     Forward foreign currency exchange contracts to buy, at value
     (Contract cost $124,206) (Note 3).....................................                      123,558
Receivables:
     Investment securities sold............................................                       32,399
     Shares of beneficial interest sold....................................                       13,659
     Expenses absorbed by Manager (Note 2).................................                        4,010
     Dividends.............................................................                        3,821
     Interest..............................................................                           56
Other Assets:
     Organization costs (Note 1)...........................................                        1,662
                                                                                              ----------
Total Assets...............................................................                    3,731,927

LIABILITIES:
Forward foreign currency exchange contracts:
     Payable for forward foreign currency exchange
        contracts to buy (Note 3)..........................................   $  124,206
Payables:
     Investment securities purchased.......................................      127,782
     Organization cost.....................................................        4,247
     Trustees' fees and expenses...........................................        2,359
     Custodian fees........................................................          778
     Other accrued liabilities and expenses................................       16,057
                                                                              ----------
Total Liabilities..........................................................                      275,429
                                                                                              ----------
NET ASSETS.................................................................                   $3,456,498
                                                                                              ==========
NET ASSETS consist of:
Undistributed net investment income........................................                       23,226
Accumulated net realized gain on securities sold, forward foreign
     currency exchange contracts and foreign currency transactions.........                      227,129
Net unrealized appreciation of investments, forward foreign
     currency exchange contracts and foreign currency transactions.........                       91,428
Shares of beneficial interest..............................................                        2,877
Additional paid-in capital.................................................                    3,111,838
                                                                                              ----------
NET ASSETS.................................................................                   $3,456,498
                                                                                              ==========
Net Asset Value, offering and redemption price per share
($3,456,498 divided by 287,683 shares of beneficial interest outstanding)..                   $    12.01
                                                                                              ----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: International Small Cap Fund
Statement of Operations
For the Six Months Ended June 30, 1997 (unaudited)

NET INVESTMENT INCOME:
Dividends..................................................................                   $   15,205
Interest...................................................................                        7,549
                                                                                              ----------
Total Investment Income....................................................                       22,754

EXPENSES:
Management fee (Note 2)....................................................   $   13,550
Legal and audit fees.......................................................       11,405
Trustees' fees and expenses (Note 2).......................................        3,818
Insurance fees.............................................................        2,975
Custodian fees.............................................................        2,800
Amortization of organization expenses (Note 1).............................          425
Other......................................................................        3,220
                                                                              ----------
Total Expenses.............................................................                       38,193
Fees deferred and expenses absorbed by Manager (Note 2)....................                      (38,193)
                                                                                              ----------
NET EXPENSES...............................................................                            0
                                                                                              ----------
NET INVESTMENT INCOME......................................................                       22,754
                                                                                              ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTES 1 AND 3):

Net realized gain/(loss) on:
     Security transactions.................................................                      221,326
     Forward foreign currency exchange contracts...........................                      (12,309)
     Foreign currency transactions.........................................                        1,246
                                                                                              ----------
Net realized gain on investments during the period.........................                      210,263
                                                                                              ----------
Change in unrealized appreciation/(depreciation) of:
     Securities............................................................                       42,247
     Forward foreign currency exchange contracts...........................                         (648)
     Foreign currency transactions and net other assets....................                          347
                                                                                              ----------
Net unrealized appreciation of investments during the period...............                       41,946
                                                                                              ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS............................                      252,209
                                                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................                   $  274,963
                                                                                              ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: International Small Cap Fund
Statement of Changes in Net Assets

                                                                    For the Six Months
                                                                      Ended 06/30/97                  For the Period
                                                                       (unaudited)                    Ended 12/31/96*
                                                                    ------------------                ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income.............................................      $   22,754                      $    5,449
Net realized gain on securities, forward foreign currency exchange
 contracts and foreign currency transactions during the period....         210,263                          17,397
Net unrealized appreciation of securities, forward foreign currency exchange contracts, foreign currency transactions and net other
 assets during the period..........................................         41,946                          49,482
                                                                        ----------                      ----------
Net increase in net assets resulting from operations...............        274,963                          72,323

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income...........................             --                          (4,977)
Distributions from net realized gains on investments...............             --                            (526)

BENEFICIAL INTEREST TRANSACTIONS:
Net increase from beneficial interest transactions (Note 4)........      2,074,853                          39,862
                                                                        ----------                      ----------
Net increase in net assets.........................................      2,349,816                         106,682

NET ASSETS:
Beginning of period................................................      1,106,682                       1,000,000
                                                                        ----------                      ----------
End of period......................................................     $3,456,498                      $1,106,682
                                                                        ==========                      ==========
Undistributed net investment income................................     $   23,226                      $      472
                                                                        ==========                      ==========

-----------------------------
* Montgomery Variable Series: International Small Cap Fund commenced operations on September 30, 1996.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: International Small Cap Fund
Financial Highlights
Selected Per Share Data for the Period Ended:

                                                                                                    06/30/97
                                                                                                  (unaudited)++          12/31/96*
                                                                                                  -------------          ---------
Net asset value--beginning of period...................................................              $ 10.67              $ 10.00
                                                                                                     -------              -------
Net investment income..................................................................                 0.12                 0.05
Net realized and unrealized gain on investments........................................                 1.22                 0.68
                                                                                                     -------              -------
Net increase in net assets resulting from investment operations........................                 1.34                 0.73
                                                                                                     -------              -------
Distributions to shareholders:
     Distributions from net investment income..........................................                    -                (0.05)
     Distributions from net realized gains on investments..............................                    -                (0.01)
                                                                                                     -------              -------
     Total distributions...............................................................                    -                (0.06)
                                                                                                     -------              -------
Net asset value--end of period.........................................................              $ 12.01              $ 10.67
                                                                                                     =======              =======
Total return**.........................................................................                12.56%                7.23%
                                                                                                     =======              =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...................................................                3,456              $ 1,107
Ratio of net investment income to average net assets...................................                 2.10%+               2.03%+
Ratio of operating expenses to average net assets......................................                 0.00%+               0.00%+
Portfolio turnover rate................................................................                   85%                  12%
Average commission rate paid (a).......................................................              $0.0089              $0.0059
Net investment loss before deferral of fees and absorption of
     expenses by Manager...............................................................              $ (0.05)             $ (0.11)
Operating expense ratio before deferral of fees and
     absorption of expenses by Manager.................................................                 3.52%+               6.30%+

--------------------------------------------
* Montgomery Variable Series: International Small Cap Fund commenced operations on September 30, 1996.
**  Total return represents aggregate total return for the periods indicated.
+   Annualized.
++ Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(a) Average commission rate paid per share of securities purchased and sold by the Fund.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

The Montgomery Funds III
Notes to Financial Statements (unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES:

    The Montgomery Funds III (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. As of June 30, 1997, the Trust had four series, the Montgomery Variable Series: Growth Fund, the Montgomery Variable
    Series: Emerging Markets Fund, the Montgomery Variable Series: International Small Cap Fund and the Montgomery Variable Series: Small Cap Opportunities Fund. The Montgomery Variable Series: Small Cap Opportunities Fund had not commenced operations as of June 30, 1997.

    The Trust was organized as a Delaware business trust on August 24, 1994. Prior to the public offerings of shares of the Funds, a limited number of shares were sold to Montgomery Asset Management, L.P. and/or affiliated persons of Montgomery Asset Management in private placement offerings. Otherwise, the Funds had no significant operations prior to February 2, 1996, the date on which the Montgomery Variable Series: Emerging Markets Fund commenced operations (i.e., commenced selling shares to the public).

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Information presented in these financial statements pertains to the Montgomery Variable Series: International Small Cap Fund (the "Fund"). The Montgomery Variable Series: Emerging Markets Fund and the Montgomery Variable Series: Growth Fund are presented under separate covers.

    The following is a summary of significant accounting policies.

    a.  PORTFOLIO VALUATION

        The Fund's securities are valued using current market valuations: either the last reported sales price or, lacking any reported sales, and in the case of fixed income securities, the mean between the closing bid and asked prices. The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Securities for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the supervision of the Trust in accordance with methods which are authorized by the Trust's Board of Trustees.

        Short term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

    b.  DIVIDENDS AND DISTRIBUTIONS

        Dividends, if any, from net investment income of the Fund are declared and paid at least annually.

        Distributions of any short-term capital gains earned by the Fund are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

    c.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

        The Fund may engage in forward foreign currency exchange contracts with off balance sheet risk in the normal course of investing activities in order to manage exposure to market risks. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss.

        When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency exchange contracts have been used solely to establish a rate of exchange for settlement of transactions. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The Montgomery Funds III
Notes to Financial Statements (unaudited) (continued)

    d.  FOREIGN CURRENCY

        Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates on investments have been included in the unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses resulting from movement in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received and the portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date.

    e.  REPURCHASE AGREEMENTS

        The Fund may engage in repurchase agreement transactions individually or jointly through a joint repurchase account with other series of the Trust and affiliated registered investment companies pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund writes a financial contract with a counterparty and takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase the financial contract at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's investment manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements which involve a counterparty and a custodian bank.

    f.  SECURITIES TRANSACTIONS AND INVESTMENT INCOME

        Securities transactions are recorded on a trade-date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on short-term investments, is recognized on an accrual basis. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date.

    g.  FEDERAL INCOME TAXES

        The Fund has elected and qualified, and it is the intention of the Fund to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve the Fund from all or substantially all Federal income taxes.

    h.  ORGANIZATION COSTS

        Expenses incurred in connection with the organization of the Fund are amortized on a straight-line basis over a period of five years from commencement of operations.

2.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    a. Montgomery Asset Management, L.P. is the Fund's Manager (the "Manager"). The Manager, a California limited partnership, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The general partner of the Manager is Montgomery Asset Management, Inc., and its sole limited partner is an affiliate of Montgomery Securities. Under the Advisers Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed controlling persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, it is expected that the Manager may draw upon the research and administrative resources of Montgomery Securities at its discretion in a manner consistent with applicable regulations.

        Pursuant to the investment management agreement ("Investment Management Agreement"), the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed

The Montgomery Funds III
Notes to Financial Statements (unaudited) (continued)

        by the Trust with respect to the Manager's responsibilities under such Agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) at the following annual rates based upon the average daily net assets of the Fund:

                      First $250 Million      Over $250 Million
                      ------------------      -----------------
                            1.25%                   1.00%

        The Manager has agreed to reduce some or all of its management fee or absorb the Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of interest or taxes, at or below 1.90% of the average daily net assets of the Fund.

        Any reductions or absorptions made for the Fund by the Manager of its fees are subject to recovery within the following three years provided the Fund is able to affect such reimbursement and remain in compliance with applicable expense limitations. Any of the Manager's voluntary absorptions are also subject to recovery.

        For the six months ended June 30, 1997, the Manager has deferred fees of $13,550 and absorbed expenses of $24,643.

        As of June 30, 1997, the deferred management fees and absorbed expenses subject to recoupment are $55,124.

    b. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager and/or Montgomery Securities, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an "affiliated person" receives an annual retainer and quarterly meeting fees totalling $35,000 per annum, as well as reimbursement for expenses, for services as Trustee of all three Trusts advised by the Manager ($5,000 of which will be allocated to the Montgomery Funds III).

    c. The Fund has no sales load and does not pay distribution (Rule 12b-1) fees.

3.  SECURITIES TRANSACTIONS:

    a. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six months ended June 30, 1997, were $3,598,048 and $1,694,473, respectively.

    b. At June 30, 1997, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income tax purposes were $189,186 and $97,483, respectively.

    c. The schedule of forward foreign currency exchange contracts at June 30, 1997 was as follows:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO BUY:     CONTRACT VALUE DATE                VALUE (NOTE 1)
          4,208      Great Britain Pound                     07/01/97                         $ 7,008
         74,571      Swedish Krona                           07/01/97                           9,640
        349,596      Swedish Krona                           07/02/97                          45,194
         10,868      Swedish Krona                           07/03/97                           1,405
     87,679,014      Italian Lira                            07/03/97                          51,578
     14,847,066      Italian Lira                            07/07/97                           8,733
                                                                                            ---------
                     TOTAL FORWARD FOREIGN CURRENCY EXCHANGE
                     CONTRACTS TO BUY
                     (CONTRACT COST $124,206)                                               $ 123,558
                                                                                            =========

4.  TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

    The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the periods indicated below were:

                                                           SIX MONTHS ENDED JUNE 30, 1997            PERIOD ENDED DECEMBER 31, 1996*

                                                            SHARES                 AMOUNT                SHARES             AMOUNT
     Shares Sold                                            260,586              $2,944,595               3,261             $35,367
     Issued as Reinvestment of Dividends                         --                      --                 514               5,504
     Shares Redeemed                                        (76,583)               (869,742)                (95)             (1,009)

                                                           --------              ----------               -----             -------
     Net Increase                                           184,003              $2,074,853               3,680             $39,862
                                                           ========              ==========               =====             =======

----------------------
* Montgomery Variable Series: International Small Cap Fund commenced operations on September 30, 1996.

The Montgomery Funds III
Notes to Financial Statements (unaudited) (continued)

5.   FOREIGN SECURITIES:

     The Fund purchases securities in foreign countries. Securities of foreign companies and foreign governments involve special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include re-evaluation of currencies, less reliable information about issuers, differences in the clearance and settlement of securities transactions practices, and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. companies and the U.S. government.

6.   SPECIAL SITUATION SECURITY

     The Fund may not invest more than 15% of its net assets in illiquid securities. The security shown in the table below has been determined by the Manager to be illiquid because it is restricted or because there is an exceptionally low trading volume in the primary trading market for this security at June 30, 1997. This security is valued at market price:

                         ACQUISITION                6/30/97        VALUE               % OF TOTAL
     SECURITY               DATE         SHARES   MARKET VALUE   PER SHARE   COST      NET ASSETS
                         -----------     ------   ------------   ---------  ------     ----------
 Proslovia AB             06/17/97       3,200      $49,228        $15.38  $51,843       1.42%

7.   SUBSEQUENT EVENT:

     On March 25, 1997, Montgomery Securities, the Manager and CAM Acquisition LLC ("CAM"), a newly organized subsidiary of Commerzbank Aktiengesellschaft, entered into an agreement providing for the transfer of substantially all the assets composing the Manager's business to CAM. On June 23, 1997, the shareholders of the Fund approved a new Investment Management Agreement with CAM (renamed Montgomery Asset Management, LLC) that became effective upon the closing of the Manager's transaction with CAM. Such transaction closed on July 31, 1997.

                                                                              13